Note 2 - Summary of significant accounting policies: Other receivables and other current assets (Details) - USD ($)				12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Allowance for Credit Loss, Receivable, Other, Current	$ 320,155	$ 278,776	$ 252,947	$ 320,155	$ 278,776	$ 252,947	$ 239,594
Other Receivable And Other Current Assets Credit Loss Expense Reversal	$ 28,384	$ 38,690	$ 20,247	$ 28,384	$ 38,690	$ 20,247